OppenheimerFunds, Inc.
Two World Financial Center
225 Liberty Street, 11th Floor
New York, NY 10281-1008

May 3, 2010

VIA EDGAR

Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, VA 22312

Re:     Panorama Series Fund, Inc. (the “Registrant")
     Reg. No. 2-73969; File No. 811-3255

To the Securities and Exchange Commission:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Securities Act"), I hereby represent that the form of Prospectuses and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in Post-Effective Amendment No. 44 to the Registrant’s Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on April 28, 2010.

Very truly yours,

/s/ Mitchell Lindauer

Mitchell Lindauer

Vice President and Assistant General Counsel

Tel.: 212.323.0254

Fax: 212.323.4070

mlindauer@oppenheimerfunds.com

Attachments

cc:     K&L Gates LLP

          KPMG LLP

          Gloria LaFond

   Nancy S. Vann